H. NOTES PAYABLE AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
NOTES PAYABLE AND LONG-TERM DEBT

Notes payable and long-term debt consisted of the following:

	December 31, 2013
	2013	2012
	(in thousands)
Term loan with a U.S. bank with monthly payments of principal and interest at prime plus 1.125% (floor rate: 4.375%), maturing May 3, 2014	$–	$141
Term loan with a U.S. bank with monthly payments of principal and interest at prime plus 0.75% (floor rate: 4%), maturing November 15, 2014	3,076	3,181
Revolving line of credit with a U.S. bank up to $7,000 with interest at prime plus 0.5% (floor rate: 3.75%), maturing November 15, 2015	7,000	8,637
Term loan with a U.S. bank with monthly payments of principal and interest at prime plus 0.75% (floor rate: 4.00%), maturing September 10, 2017	1,850	–
Revolving line of credit with a China bank up to $12,000 with interest at 108%-110% of China Prime rate which ranged from 6.48% to 6.60% in 2013 with various maturity dates from January 2014 to August 2014	7,053	10,668
Revolving line of credit with a China bank up to $3,280 with interest ranged from 4.10% to 4.15% with various maturity dates from January 2014 to March 2014	2,413	–
Note payable to a finance company due in monthly installments with 9% interest, maturing October 31, 2013	–	38
Revolving line of credit with a Taiwan bank up to $4,000 with interest at Taiwan Time Deposit Interest Rate Index plus 0.41% or LIBOR plus 1.28% maturing in December 2014	3,795	–
Note payable to a finance company due in monthly installments with 4.95% interest, maturing July 30, 2015	921	398
Total	26,108	23,063
Less current portion	17,185	13,900
Long term portion	$8,923	$9,163
Bank Acceptance Payable
Bank acceptance notes issued to vendors with a zero percent interest rate, a 30% guarantee deposit of $741, and maturity dates ranging from January 2014 to June 2014	2,347	1,521

The current portion of long-term debt is the amount payable within one year of the balance sheet date of December 31, 2013. The prime rate of interest was 3.25% on December 31, 2013 and 2012.

Maturities of notes payable and long-term debt are as follows for the future years ending December 31(in thousands):

2014	$17,185
2015	7,998
2016	529
2017	396
Total outstanding	$26,108

The U.S. bank loans and line of credit agreement require the Company to meet certain financial covenants including a minimum current ratio, debt service coverage, unrestricted cash and maximum debt over tangible net worth ratio requirements. Collateral for the U.S. bank loans and line of credit includes substantially all of the assets of the Company. As of December 31, 2013, the Company was in compliance with all of its financial and operational covenants associated with these loans.

As of December 31, 2013, the Company had $9.1 million of unused borrowing capacity.

In December 2013, the Company renewed its U.S. revolving line of credit of $7.0 million with the same U.S. bank with a maturity date of November 15, 2015. The interest rate on this line of credit is the prime rate plus 0.50% or the floor rate 3.75%, whichever is higher.

The Company issued warrants to the same U.S. bank in connection with the renewals of the loan in 2009, 2010 and 2012. The Company estimated the fair value of these warrants at the date of the grant using the Black-Scholes option-pricing model and records the expense over the life of the warrants. As of December 31, 2013, 32,665 warrants related to these loans are outstanding. As of December 31, 2013, $16,000 remains to be expensed for these warrants and this expense is expected to be recognized over the next four years.

The Company, through its China subsidiary, established RMB and USD currency lines of credit for $12.1 million and $3.3 million with a China Bank as of December 31, 2013. The interest rate for RMB line of credit ranged 108 % and 110% of the China prime rate. The interest rate for USD currency ranged from 4.1% to 4.2%. This credit line is a revolving line that is renewable by its anniversary. Collateral for the loans includes the land use rights, building and equipment located in China.

The Company extended its equipment financing agreement of $1.0 million with a Taiwan bank in 2013. The financing agreement required equipment collateral. The agreement requires monthly installment payments over 24 months and ends in July 2015. The financing agreement bears interest at the rate of 4.95%.

The Company, through its Taiwan branch, established a $8 million revolving line of credit with Taiwan banks in 2013. The financing agreement required collateral of its time deposit of $8.0 million that is included in short-term investment. The interest rate for the revolving line of credit is variable every six months at Taiwan Time Deposit Interest Rate Index plus 0.41% maturing in December 2014, which is 1.78% as of December 31, 2013.